REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Disaggregation of Revenue
The following table presents a disaggregation of the Company’s revenues by revenue source for the nine months ended September 30, 2022 and 2021 (in thousands):

	Three Months ended September 30,		Nine Months ended September 30,
	2022	2021	2022	2021
Commerce-as-a-Service Revenue	$5,422	$4,409	$15,729	$13,791
Product sales revenue	8,645	15,224	29,401	19,739
Marketing revenue	3,417	4,319	11,104	13,127
Shipping revenue	2,574	1,583	6,688	4,405
Other revenue	916	1,412	3,600	4,159

Total revenue	$20,974	$26,947	$66,522	$55,221

Nogin Inc [Member]
Summary of Disaggregation of Revenue
The following table presents a disaggregation of the Company’s revenues by revenue source for the year ended December 31, 2021, 2020 and 2019 (in thousands):

	For Years Ended December 31,
	2021	2020	2019
Commerce-as-a-Service Revenue	$19,830	$20,227	$22,460
Product Sales Revenue	51,346	—	—
Marketing Revenue	19,249	14,142	10,177
Shipping Revenue	7,030	5,363	3,535
Other Revenue	3,893	5,785	4,782

Total Revenue	$101,348	$45,517	40,954